COMMON STOCK	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jan. 31, 2017
Equity [Abstract]
COMMON STOCK

NOTE  8 – COMMON STOCK

The Company has 250,000,000, $0.001 par value shares of common stock authorized.

Effective September 9, 2014 the Company’s board of directors and majority of its shareholders approved a 20 for 1 forward split of the Company’s common stock.

On January 2, 2013, the Company issued 100,000,000 shares of common stock for cash proceeds of $5,000 at $0.001 per share.

On October 25, 2013, the Company issued 30,900,000 shares of common stock for cash proceeds of $15,450 at $0.01 per share.

On July 4, 2014, the Company issued 2,000,000 shares of common stock with a deemed value of $10,000 for intellectual property.

On August 5, 2014, the Company amended its Articles of Incorporation to increase its authorized share capital to 250,000,000, $0.001 par value shares of common stock.

There were 132,900,000 shares of common stock issued and outstanding as of October 31, 2017.

NOTE 7 – COMMON STOCK

The Company has 250,000,000, $0.001 par value shares of common stock authorized.

Effective September 9, 2014 the Company’s board of directors and majority of its shareholders approved a 20 for 1 forward split of the Company’s common stock.

On January 2, 2013, the Company issued 100,000,000 shares of common stock for cash proceeds of $5,000 at $0.001 per share.

On October 25, 2013, the Company issued 30,900,000 shares of common stock for cash proceeds of $15,450 at $0.01 per share.

On July 4, 2014, the Company issued 2,000,000 shares of common stock with a deemed value of $10,000 for intellectual property.

On August 5, 2014, the Company amended its Articles of Incorporation to increase its authorized share capital to 250,000,000, $0.001 par value shares of common stock.

There were 132,900,000 shares of common stock issued and outstanding as of January 31, 2017.